Note 6 - Disclosures to the Statement of Income and Loss - Temporary Differences for which No Deferred Tax Assets Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	€ 3,887	€ 2,093
Potential tax benefit at a total tax rate of 32,98%	1,282	690
Advances payments received from customers [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	1,928	966
Lease liabilites [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	1,681	931
Current provisions [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	168	0
Other non-financial assets [member][
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	48	0
Current financial liabilities [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	17	0
Current other liabilities [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	23	0
Cash and cash deposits [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	3	1
Other financial assets [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	19	2
Prepaid expenses 1 [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	€ 0	€ 193